OPERATING LEASES - Rental Income (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) suezmax_tanker_vessel_type	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Trafigura
Lessor, Lease, Description [Line Items]
Time charter revenue, profit sharing	$ 4,300,000	$ 0
Assets Under Sale and Purchase Agreement | Trafigura
Lessor, Lease, Description [Line Items]
Duration of time charter	3 years
Time charter, daily rate, revenue	$ 28,400
Percentage of third party charter revenues to be received as profit share income	50.00%
Assets Under Sale and Purchase Agreement | Vessels Chartered To Trafigura
Lessor, Lease, Description [Line Items]
Number of vessels chartered out | suezmax_tanker_vessel_type	5
Assets Under Sale and Purchase Agreement | Vessels Chartered To Trafigura | Trafigura
Lessor, Lease, Description [Line Items]
Vessels on fixed rate time charter | suezmax_tanker_vessel_type	5
Assets Leased to Others
Lessor, Lease, Description [Line Items]
Vessels, gross	$ 328,000,000		$ 328,000,000
Accumulated depreciation	$ 26,800,000		$ 21,000,000